Common Stock and Additional Paid-in Capital - Net Income attributable to Dryships Inc. and transfers to the Non controlling Interest (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net Income Attributable To Dryships Inc And Transfers To Noncontrolling Interest [Abstract]
Net loss attributable to DryShips Inc.	$ (65,658)	$ (88,324)
Transfers to the non controlling interest:
Decrease in Dryships Inc equity for reduction in subsidiary ownership	(81,760)	0
Net transfers to the non controlling interest	(81,760)	0
Net loss attributable to Dryships Inc. and transfers to the noncontrolling interest	$ (147,418)	$ (88,324)